Going Concern and Management Plans	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management Plans

Note 2. Going Concern and Management Plans

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of September 30, 2016, the Company had a working capital of $2,354,435 and an accumulated deficit of $8,747,758. The Company has not generated any revenues from operations and incurred net losses since inception. As of September 30, 2016, the Company had cash and cash equivalents of $3,054,308. The Company estimates the $3.8 million of cash and cash equivalents currently on hand as of December 12, 2016 is sufficient to fund its operations through June 30, 2017. In order to fund operations past that date, we will need to raise further capital, through the sale of additional equity securities, through additional grants, or otherwise, to support our future operations. There is no assurance that the Company’s projections and estimates are accurate. Although the Company is actively managing and controlling the Company’s cash outflows to mitigate these risks, these matters raise substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s primary sources of operating funds since inception have been private equity, note financings and grants. The Company intends to raise additional capital through private debt and equity investors. The Company needs to raise additional capital to be able to accomplish its business plan objectives and is continuing its efforts to secure additional funds through debt or equity instruments and grants. Management believes that it will be successful in obtaining additional financing based on its history of raising funds; however, no assurance can be provided that the Company will be able to do so. There is no assurance that any funds it raises will be sufficient to enable the Company to attain profitable operations or continue as a going concern. To the extent that the Company is unsuccessful, the Company may need to curtail or cease its operations and implement a plan to extend payables or reduce overhead until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

Note 2.  Going Concern and Management Plans

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of June 30, 2016, the Company had working capital of $3,710,160 and an accumulated deficit of $6,674,813.  The Company has not generated any revenues from operations and incurred net losses since inception. As of June 30, 2016, the Company had cash and cash equivalents of $4,155,444. The Company estimates that the $2.8 million of cash and cash equivalents as of October 25, 2016 and the future receipts from National Science Foundation/Small Business Innovation Research (“NSF/SBIR”) grants already awarded will be sufficient to fund its operations through March 31, 2017. In order to fund operations past that date, the Company will need to raise additional capital, through the sale of additional equity securities, through additional grants, or otherwise, to support future operations. There is no assurance that the Company’s projections and estimates are accurate. Although the Company is actively managing and controlling the Company’s cash outflows to mitigate these risks, these matters raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s primary sources of operating funds since inception have been equity and note financings and grants. The Company intends to raise additional capital through private debt and equity investors in order to accomplish its business plan objectives and is continuing its efforts to secure additional funds through debt or equity instruments and grants. Management believes that it will be successful in obtaining additional financing based on its history of raising funds; however, no assurance can be provided that the Company will be able to do so. There is no assurance that any funds it raises will be sufficient to enable the Company to attain profitable operations or continue as a going concern. To the extent that the Company is unsuccessful, the Company may need to curtail or cease its operations and implement a plan to extend payables or reduce overhead until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.